PRINCIPAL ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Foreign exchange loss	$ 950	¥ 6,743	¥ 15,697	¥ 1,300
Foreign currency translation gain (loss)	$ 3,124	¥ 22,178	78,777	(25,116)
Foreign currency exchange rate		7.0999
Factoring receivables		¥ 29,147	80,484
Inventory write down		9,270	4,792	25,696
Employee benefit expenses		¥ 163,324	228,685	273,773
General reserve description	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory reserves description	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.
Statutory surplus fund		¥ 176	2,059	1,395
Sales of Merchandise [Member]
Product Information [Line Items]
Remaining performance obligation		6,063	18,106
Membership Program [Member]
Product Information [Line Items]
Remaining performance obligation		3,144	2,596
Referral Incentives [Member]
Product Information [Line Items]
Long-aged balances		¥ 69,545	¥ 48,709